TRANSAMERICA FREEDOM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated July 16, 2007

to the

Prospectus dated May 1, 2007

EXCHANGE OFFER

The Company will permit owners of certain variable annuity policies to exchange their policies at net asset value for the Transamerica Freedom Variable Annuity policy described in the prospectus (the “New Policy”). This offer applies to the exchange of the Company’s, or its affiliates’, Transamerica Access Variable Annuity, Transamerica Bounty® Variable Annuity, Transamerica Catalyst® Variable Annuity, Transamerica Classic® Variable Annuity, Transamerica EXTRA Variable Annuity, Transamerica Freedom Variable Annuity, The Peoples Benefit Marquee Variable Annuity, Dreyfus/Transamerica Triple Advantage Variable Annuity, Retirement Income Builder Variable Annuity, Retirement Income Builder II Variable Annuity, Retirement Income Builder IV and Transamerica Landmark Variable Annuity, policies issued on policy forms AV432 101 114 199, AV474 101 122 1099, 4-705 11-198, TGC-317-198, 4-703 11-197, TCG-313-197, 4-701 11-197, TCG-311-197, AV950 101 175 603, AV710 101 147 102, AV630 101 138 101, AV464 101 121 799, AV864 101 165 103, AV400 101 107 198, AV339 101 101 497, AV265 101 89 396, AV212 101 75 1292, NA104A 9/94, AV696 101 145 901, GNC-33-194, 1-502 11-194, AV288 101 95 796, AV721 101 149 1001, AV865 101 167 103, AV201 101 65 189, AV254 101 87 196, AV320 101 99 197, AV376 101 106 1197, AV432 101 114 199, AV494 101 124 100, AV620 101 137 101 and AV720 101 148 102 or state variations thereof (each an “Existing Policy” and collectively, the “Existing Policies”). In order to accept the exchange offer the Existing Policy must be out of its surrender charge period. To make the exchange, you must send the Company a completed application for the New Policy, the Existing Policy being exchanged (unless lost or destroyed), and a signed exchange offer acknowledgement form.

Exchanging your Existing Policy for the New Policy will terminate your Existing Policy and all its benefits. This means, for example, if you accept the exchange offer you will lose the Existing Policy’s death benefit which could be greater than the New Policy’s death benefit. Certain benefits and features are also not available on the New Policy nor are they currently being offered on the Existing Policies. By accepting the exchange offer you would lose these benefits and features and not be able to get them back.

There are many differences between the New Policy and the Existing Policies. For example, the fees and expenses may be different, and generally will be higher for the New Policy than for the Existing Policies. Consult your personal financial representative to discuss these differences and whether an exchange would be suitable for your financial, retirement, and insurance needs.

The Company reserves the right to suspend or terminate this exchange offer at any time.

Below is a general guide to certain features that you should review in your Existing Policy and prospectus. Do not rely solely on this guide in examining the differences between your Existing Policy and the New Policy. There may be additional differences important for you to consider prior to making an exchange. Please note, this guide does not create or modify any existing rights or benefits all of which are only established by your Existing Policy. You should review the new and existing prospectuses, as well as your Existing Policy including any riders and endorsements thereto, carefully with your personal financial representative before you submit the exchange request to the Company.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Freedom Variable Annuity dated May 1, 2007

	New Policy	Existing Policies
	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Transamerica Access Variable Annuity Form Nos.: AV432 101 114 199CRT; AV474 101 122 1099	Transamerica Bounty® Variable Annuity Form Nos.: 4-705 11-198; TGC-317-198	Transamerica Catalyst® Variable Annuity Form Nos.: 4-703 11-197; TCG-313-197	Transamerica Classic® Variable Annuity Form Nos.: 4-701 11-197; TCG-311-197
Annual Contract Charge	$35 (waived if premiums less withdrawals ≥$50,000)	$30 (waived if premiums less withdrawals ≥$50,000)	$30 (waived if premiums less withdrawals ≥$50,000)	$30 (waived if premiums less withdrawals ≥$50,000)	$30 (waived if premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (prior to annuitization)	1.55%	1.30%	1.25%	1.20%	1.20%

Administrative Charge	0.15%	0.40%	0.15%	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class (certain policies only); Service Class	Initial Class	Initial Class	Initial Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3%	3%	3.5% (certain policies only); 3%	3.5%

Premium Enhancement	No	No	No	Yes	No

Standard Death Benefit	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; • compounding value; and • anniversary value. (subject to limitations)	Account Value	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; and • return of premium value and • anniversary value. (subject to limitations)

Optional Death Benefits*	Annual Step-Up; Double Enhanced	Annually Compounding; Annual Step-Up	Return of Premium	Annual Step-Up	None

Optional Riders*	Living Benefits Rider; Income Select for Life; 5 for Life; ADD; ADD+	Living Benefits Rider; ADD**; Guaranteed Minimum Income Benefit**	Guaranteed Minimum Income Benefit**	Living Benefits Rider	Living Benefits Rider

*	There is an additional charge for these optional features.

**	No longer available for issue.

	New Policy	Existing Policies
	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Transamerica EXTRA Variable Annuity Form Nos.: AV950 101 175 603; AV710 101 147 102; AV630 101 138 101; AV464 101 121 799	Transamerica Freedom Variable Annuity Form Nos.: AV400 101 107 198; AV339 101 101 497; AV265 101 89 396; AV212 101 75 1292	The Peoples Benefit Marquee Variable Annuity Form No.: NA104A 9/94	Dreyfus/Transamerica Triple Advantage Variable Annuity Form Nos.: AV696 101 145 901; GNC-33-194; 1-502 11-194
Annual Contract Charge	$35 (waived if premiums less withdrawals ≥$50,000)	$40 (waived if premiums less withdrawals ≥$100,000)	$35 (waived if premiums less withdrawals ≥$50,000)	$30	$30 (certain policies); $35 (waived if premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (prior to annuitization)	1.55%	1.35% (1.15% after the 9th policy year)	1.25%	1.25%	1.15% (certain policies only); 1.25%

Administrative Charge	0.15%	0.40%	0.15%	0.15%	0.40%

Variable Investment Options Class	Service Class	Service Class	Initial Class	Initial Class	Initial Class (certain policies only); Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3% (certain policies only); 1.5%	3%	4%	3.5% (certain policies only); 3%

Premium Enhancement	No	Yes	No	No	No

Standard Death Benefit	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; and • adjusted death benefit value. (subject to limitations)	Generally, the greater of: • account value; • return of premium value; • compounding value (certain policies only); and • anniversary value (certain policies only). (subject to limitations)

Optional Death Benefits*	Annual Step-Up; Double Enhanced	None	Annual Compounding; Annual Step-Up; Double Enhanced	None	Annual Compounding; Annual Step-Up

Optional Riders*	Living Benefits Rider; Income Select for Life; 5 for Life; ADD; ADD+	Guaranteed Minimum Income Benefit**	None	None	Liquidity Rider; Premium Eccelerator; Additional Death Benefit; Additional Death Benefit II; Tax Relief; Guaranteed Minimum Income Benefit**

*	There is an additional charge for these optional features.

**	No longer available for issue.

	New Policy	Existing Policies
	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Retirement Income Builder Variable Annuity Form No.: AV288 101 95 796	Retirement Income Builder II Variable Annuity Form No.: AV288 101 95 796	Retirement Income Builder IV Form No.: AV721 101 149 1001; AV865 101 167 103	Transamerica Landmark Variable Annuity Form Nos.: AV201 101 65 189; AV254 101 87 196; AV320 101 99 197; AV376 101 106 1197; AV432 101 114 199; AV494 101 124 100; AV620 101 137 101; AV720 101 148 102
Annual Contract Charge	$35 (waived if premiums less withdrawals ≥$50,000)	$30 (waived if premiums less withdrawals ≥$50,000)	$30 (waived if premiums less withdrawals ≥$50,000)	$30 (waived if premiums less withdrawals ≥$50,000)	$35 (waived if premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (prior to annuitization)	1.55%	1.10%	1.10%	1.10% (certain policies only); 1.15%	1.15%

Administrative Charge	0.15%	0.15%	0.15%	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class	Initial Class (certain policies only); Service Class	Initial Class (certain policies only); Service Class	Initial Class (certain policies only); Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3%	3%	3% (certain policies only); 2%	4% (certain policies only); 3% (certain policies only); 2%

Premium Enhancement	No	No	No	No	No

Standard Death Benefit	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)

Optional Death Benefits*	Annual Step-Up; Double Enhanced	Annual Compounding; Annual Step-Up	Annual Compounding; Annual Step-Up	Annual Step-Up; Enhanced	Annual Step-Up; Double Enhanced

Optional Riders*	Living Benefits Rider; Income Select for Life; 5 for Life; ADD; ADD+	Living Benefits Rider; 5 for Life; BEE; BEE Extra; BEE Extra II; Guaranteed Minimum Income Benefit**	Living Benefits Rider; 5 for Life; BEE; Guaranteed Minimum Income Benefit**	Living Benefits Rider; BEE; BEE Extra; BEE Extra II; Liquidity Rider; Value Rider; Guaranteed Minimum Income Benefit**	Living Benefits Rider; 5 for Life; ADD; ADD+; Liquidity Rider; Guaranteed Minimum Income Benefit**

*	There is an additional charge for these optional features.

**	No longer available for issue.